Segment Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Entitys Operating Segments Text Block Abstract
Significant customers	2	2	2
Consolidated revenue	10.00%	10.00%	10.00%